Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
7.	Subsequent Events

On November 14, 2011, we entered into several agreements with Deerfield pursuant to which we sold a substantial portion of the remaining future royalties on the sales of Fanapt to Deerfield in exchange for $5.0 million in cash, a $10.0 million reduction in the principal amount owed to Deerfield under the existing facility agreement and a revised principal repayment schedule of $2.5 million per year for four years commencing in April 2013 to retire the remaining debt of $10.0 million. Deerfield is entitled to the balance of our portion of the royalties on Fanapt (5.5% to 7.5% of net sales, net of the 2.5% previously sold to Deerfield) up to specified threshold levels of net sales of Fanapt and 40% of the royalties above the threshold level. Titan retains 60% of the royalties on net sales of Fanapt above the threshold levels, subject to an agreement that half of any such retained royalties will go towards repayment of our outstanding debt to Deerfield. Funding of the transaction took place on November 25, 2011.

In December 2011, the Company's board of directors adopted a stockholder rights plan pursuant to which the Company's stockholders received one preferred share purchase right for each share of the Company's common stock held by them. The rights are not currently exercisable or tradable separately from the Company's common stock and are currently evidenced by the common stock certificates. The rights expire on December 20, 2012 unless earlier redeemed or exchanged by the Company. Subject to certain exceptions, the rights become exercisable when a person or group (other than certain exempt persons) (i) has acquired, or has the right to acquire, beneficial ownership of 15% or more of the outstanding shares of the Company's common stock, other than as a result of repurchases of stock by the Company or the grant of any equity compensation awards or Board approved unilateral grants of any security to the person, or (ii) commences a tender offer or exchange offer that could result, upon its consummation, in a person or group becoming the beneficial owner of 15% or more of the Company's outstanding shares of common stock. Should such an event occur, then, unless the rights are redeemed or have expired, the Company's stockholders, other than the acquirer, will be entitled to purchase shares of the Company's common stock at a 50% discount from its then current market price or, in the case of certain business combinations, purchase the common stock of the acquirer at a 50% discount.

15. Subsequent Events

On March 15, 2011, we entered into several agreements with entities affiliated with Deerfield Management, a healthcare investment fund (collectively, "Deerfield"), pursuant to which Deerfield agreed to provide $20.0 million in funding to the Company. Funding is expected to take place on or about April 4, 2011 and a portion of the proceeds will be used to repay the Company's outstanding indebtedness to Oxford. Pursuant to the terms of a facility agreement, we will issue Deerfield promissory notes in the aggregate principal amount of $20.0 million. The loan bears interest at 8.5% per annum and the facility is repayable over five years, with 10% of the principal amount due on the first anniversary, 15% due on the second anniversary, and 25% due on each of the next three anniversaries. We will pay Deerfield a facility fee of $500,000. The facility is secured by our assets and has a provision for pre-payment. Deerfield has a put right at 110% of the principal amount in the event we complete a major transaction, which includes, but is not limited to, a merger or sale of our company or the sale of Fanapt® or Probuphine™. Under a royalty agreement, we agreed to pay Deerfield 2.5% of the aggregate royalties on net sales of Fanapt®, constituting a portion of the royalty revenue we receive from Novartis. The agreements with Deerfield also provide us with the option to repurchase the royalty rights for $40.0 million. Deerfield received six-year warrants to purchase 6,000,000 shares of common stock at an exercise price of $1.57 per share.

On November 14, 2011, we entered into several agreements with Deerfield pursuant to which we sold a substantial portion of the remaining future royalties on the sales of Fanapt to Deerfield in exchange for $5.0 million in cash, a $10.0 million reduction in the principal amount owed to Deerfield under the existing facility agreement and a revised principal repayment schedule of $2.5 million per year for four years commencing in April 2013 to retire the remaining debt of $10.0 million. Deerfield is entitled to the balance of our portion of the royalties on Fanapt (5.5% to 7.5% of net sales, net of the 2.5% previously sold to Deerfield) up to specified threshold levels of net sales of Fanapt and 40% of the royalties above the threshold level. Titan retains 60% of the royalties on net sales of Fanapt above the threshold levels, subject to an agreement that half of any such retained royalties will go towards repayment of our outstanding debt to Deerfield. Funding of the transaction took place on November 25, 2011.

In December 2011, the Company's board of directors adopted a stockholder rights plan pursuant to which the Company's stockholders received one preferred share purchase right for each share of the Company's common stock held by them. The rights are not currently exercisable or tradable separately from the Company's common stock and are currently evidenced by the common stock certificates. The rights expire on December 20, 2012 unless earlier redeemed or exchanged by the Company. Subject to certain exceptions, the rights become exercisable when a person or group (other than certain exempt persons) (i) has acquired, or has the right to acquire, beneficial ownership of 15% or more of the outstanding shares of the Company's common stock, other than as a result of repurchases of stock by the Company or the grant of any equity compensation awards or Board approved unilateral grants of any security to the person, or (ii) commences a tender offer or exchange offer that could result, upon its consummation, in a person or group becoming the beneficial owner of 15% or more of the Company's outstanding shares of common stock. Should such an event occur, then, unless the rights are redeemed or have expired, the Company's stockholders, other than the acquirer, will be entitled to purchase shares of the Company's common stock at a 50% discount from its then current market price or, in the case of certain business combinations, purchase the common stock of the acquirer at a 50% discount.